Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between levels	$ 0		$ 0
Impairment loss	$ (714,675)	$ (24,112)	$ (888,231)	$ (258,129)
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in basis points	1.00%	1.00%	1.00%	1.00%
Increase decrease in profit before tax	$ 24,000	$ 810	$ 358,000	$ 117,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	101,000		69,000	18,000	$ 3,408
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 52,000	$ 1,754	26,000	7,100
Equity debt ratio	1.00%	1.00%
Increase decrease in other comprehensive income	$ 13,000	$ 439	13,000	10,000
Decrease in profit before income tax			510,000	605,000
Increase in profit before income tax			445,000	$ 638,000
Other Gains and Losses Net [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss	$ 50,206	$ 1,694	$ 90,000